AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Principal Amount	Value
Corporate Bonds and Notes - 48.3%
Financials - 16.4%
American Tower Corp.
3.375%, 10/15/26	$2,091,000	$2,371,509
Bank of America Corp., MTN
3.875%, 08/01/25	3,403,000	3,897,383
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	1,049,000	1,152,639
Series F, (4.625% to 09/20/26 then 3 month LIBOR + 3.131%), 4.625%, 09/20/26[1,2,3]	2,089,000	2,159,756
Boston Properties, LP
3.400%, 06/21/29	1,945,000	2,181,443
The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[1,2,3]	2,990,000	3,281,525
Citigroup, Inc.
(4.044% to 06/01/23 then 3 month LIBOR + 1.023%), 4.044%, 06/01/24[1,3]	3,833,000	4,171,925
CME Group, Inc.
3.750%, 06/15/28	955,000	1,156,880
Crown Castle International Corp.
4.000%, 03/01/27	1,931,000	2,211,358
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	3,032,000	3,385,298
JPMorgan Chase & Co.
2.950%, 10/01/26	2,038,000	2,266,944
Morgan Stanley, GMTN
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	1,774,000	2,158,637
National Rural Utilities Cooperative Finance Corp., MTN
3.250%, 11/01/25	1,994,000	2,235,880
Visa, Inc.
3.150%, 12/14/25	2,496,000	2,817,493

Total Financials		35,448,670
Industrials - 31.9%
Apple, Inc.
2.900%, 09/12/27	1,940,000	2,194,773
AT&T, Inc.
4.250%, 03/01/27	1,926,000	2,256,443
Automatic Data Processing, Inc.
3.375%, 09/15/25	2,871,000	3,258,040
BorgWarner, Inc.
2.650%, 07/01/27	2,085,000	2,209,225
Comcast Corp.
4.150%, 10/15/28	1,830,000	2,250,843
CommonSpirit Health
3.347%, 10/01/29	2,569,000	2,714,233
Costco Wholesale Corp.
1.600%, 04/20/30	2,200,000	2,282,202
	Principal Amount	Value

CVS Health Corp.
5.125%, 07/20/45	$1,824,000	$2,485,039
Fiserv, Inc.
4.200%, 10/01/28	1,824,000	2,208,129
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,357,000	2,553,510
The George Washington University
Series 2018, 4.126%, 09/15/48	2,941,000	3,998,782
Georgia-Pacific LLC
8.000%, 01/15/24	1,583,000	1,979,577
Kaiser Foundation Hospitals
3.150%, 05/01/27	2,015,000	2,278,495
Lowe's Cos., Inc.
4.000%, 04/15/25	1,900,000	2,182,981
Magna International, Inc. (Canada)
2.450%, 06/15/30	2,090,000	2,223,515
McDonald's Corp., MTN
3.700%, 01/30/26	2,450,000	2,810,041
Merck & Co., Inc.
0.750%, 02/24/26	1,125,000	1,143,062
Microsoft Corp.
2.525%, 06/01/50	1,728,000	1,906,902
Oracle Corp.
2.500%, 04/01/25	3,992,000	4,322,639
Parker-Hannifin Corp.
3.250%, 06/14/29	2,039,000	2,324,673
Precision Castparts Corp.
3.250%, 06/15/25	1,914,000	2,145,571
RELX Capital, Inc.
4.000%, 03/18/29	1,926,000	2,286,153
Sysco Corp.
2.400%, 02/15/30	2,465,000	2,487,178
T-Mobile USA, Inc.
3.500%, 04/15/25[4]	1,000,000	1,103,750
TWDC Enterprises 18 Corp., MTN
1.850%, 07/30/26	2,080,000	2,180,861
Verizon Communications, Inc.
3.875%, 02/08/29	3,806,000	4,595,179
VF Corp.
2.800%, 04/23/27	2,066,000	2,230,261
Xylem, Inc.
2.250%, 01/30/31	2,137,000	2,267,561

Total Industrials		68,879,618

Total Corporate Bonds and Notes (Cost $94,047,467)		104,328,288
Municipal Bonds - 8.8%
California State General Obligation, School Improvements 7.550%, 04/01/39	2,475,000	4,504,921

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 8.8% (continued)
JobsOhio Beverage System Series B, 4.532%, 01/01/35	$1,845,000	$2,353,925
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	2,855,000	4,037,084
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,142,000	2,212,579
Metropolitan Transportation Authority 6.687%, 11/15/40	1,825,000	2,370,748
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	3,055,000	3,596,010

Total Municipal Bonds (Cost $16,851,753)		19,075,267
U.S. Government and Agency Obligations - 40.6%
Fannie Mae - 21.8%
FNMA
2.000%, 08/01/50	1,651,000	1,716,068
3.500%, 03/01/30 to 03/01/48	10,035,963	10,932,287
4.000%, 03/01/44 to 07/01/49	12,101,234	13,310,247
4.500%, 04/01/39 to 06/01/41	15,418,863	17,181,717
5.000%, 08/01/40	3,366,353	3,863,683

Total Fannie Mae		47,004,002
Freddie Mac - 10.5%
FHLMC
2.500%, 10/01/34 to 08/01/50	8,853,487	9,404,045
5.000%, 07/01/44	2,502,619	2,874,562
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	2,364,863	2,570,527
4.000%, 05/01/26	128,197	135,682
FHLMC Multifamily Structured Pass Through Certificates
Series K054, Class A2 2.745%, 01/25/26	1,472,000	1,622,082
	Principal Amount	Value

FHLMC Multifamily Structured Pass Through Certificates
Series K058, Class A2 2.653%, 08/25/26	$191,000	$211,517
Series K062, Class A2 3.413%, 12/25/26	513,000	592,620
Series K063, Class A2 3.430%, 01/25/27[3]	2,544,000	2,945,568
Series K071, Class A2 3.286%, 11/25/27	1,912,000	2,223,013

Total Freddie Mac		22,579,616
U.S. Treasury Obligations - 8.3%
United States Treasury Bonds
4.500%, 02/15/36	6,251,000	9,747,287
6.250%, 08/15/23	3,481,000	4,127,705
United States Treasury Notes
2.000%, 11/30/22	3,969,000	4,143,186

Total U.S. Treasury Obligations		18,018,178

Total U.S. Government and Agency Obligations (Cost $82,346,611)		87,601,796

	Shares
Short-Term Investments - 1.8%
Other Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[5]	3,757,633	3,757,633

Total Short-Term Investments (Cost $3,757,633)		3,757,633
Total Investments - 99.5% (Cost $197,003,464)		214,762,984
Other Assets, less Liabilities - 0.5%		1,172,100
Net Assets - 100.0%		$215,935,084

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $1,103,750 or 0.5% of net assets.
[5]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$104,328,288	—	$104,328,288
Municipal Bonds	—	19,075,267	—	19,075,267
U.S. Government and Agency Obligations†	—	87,601,796	—	87,601,796
Short-Term Investments
Other Investment Companies	$3,757,633	—	—	3,757,633
Total Investments in Securities	$3,757,633	$211,005,351	—	$214,762,984

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.